CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 908,000	$ 3,000,000	$ (11,948,000)	$ (15,189,000)	$ (14,820,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	57,315,000	17,767,000	36,091,000	24,965,000	23,364,000
Impairment of oil and gas properties	0	0	1,061,000	0	8,131,000
Deferred income taxes	(17,400,000)	273,000	1,690,000	0	0
Stock-based compensation	3,288,000	0	1,245,000	0	0
Gain on sale of oil and natural gas properties			(4,995,000)	(50,000)	18,000
(Gain) loss on commodity derivative instruments			16,336,000	4,169,000	(3,735,000)
(Gain) loss on interest rate swaps			370,000	461,000	1,842,000
Net settlement of commodity derivative instruments	12,194,000	458,000	(217,000)	823,000	(4,470,000)
Net cash paid in settlement of interest rate swaps			(143,000)	(785,000)	(1,165,000)
Amortization of debt discount and issuance costs	1,319,000	130,000	274,000	113,000	98,000
Settlement of asset retirement obligations	(283,000)	(596,000)	(840,000)	(53,000)	(10,000)
Depreciation, depletion, amortization and accretion	57,315,000	17,767,000
(Gain) loss on sale of fixed assets	296,000	(11,000)
(Gain) loss on derivative instruments	41,082,000	(2,827,000)
Changes in operating assets and liabilities:
Increase in accounts receivable and accounts receivable, related parties	(11,976,000)	(726,000)	(8,230,000)	(3,091,000)	550,000
(Increase) decrease in prepaid and other assets	(369,000)	(792,000)	(451,000)	53,000	634,000
Increase (decrease) in accounts payable and accrued liabilities and other	12,056,000	1,359,000	7,476,000	1,691,000	(1,133,000)
Increase (decrease) in accounts payable, related parties	553,000	(236,000)	(394,000)	0	0
Net cash provided by operating activities	74,595,000	16,883,000	37,759,000	11,461,000	18,244,000
Cash flows from investing activities:
Additions to oil and natural gas properties	(204,275,000)	(38,745,000)	(149,832,000)	(22,004,000)	(17,176,000)
Acquisition of land and leasehold, royalty, and mineral interest	(14,725,000)	(6,500,000)	(114,843,000)	0	0
Acquisition of leasehold interests			(6,500,000)	0	0
Additions to other property and equipment	(1,634,000)	(128,000)	(574,000)	(263,000)	(167,000)
Proceeds from sale of other property and equipment	0	47,000	6,252,000	103,000	350,000
Net cash used in investing activities	(224,639,000)	(45,326,000)	(265,497,000)	(22,164,000)	(16,993,000)
Acquisition of White Wolf	(4,005,000)	0
Cash flows from financing activities:
Proceeds from revolving credit facility	213,000,000	20,000,000	66,000,000	10,000,000	0
Repayment on revolving credit facility	(68,000,000)	(55,000,000)	(121,000,000)	0	0
Repayment of long-term debt			0	(20,000,000)	(10,000,000)
Proceeds from issuance of Series A Preferred Stock and Warrants, net	0	95,000,000
Series A Preferred Stock issuance costs	0	(4,220,000)
Proceeds from Second lien notes, net			97,000,000	0	0
Net proceeds from the Transaction	0	18,715,000	18,688,000	0	0
Distribution to noncontrolling interest	0	(40,487,000)	(40,487,000)	0	0
Contribution (distribution) to parent	0	2,267,000	2,267,000	(1,432,000)	(25,869,000)
Proceeds from notes payable to related party			0	0	1,750,000
Debt issuance costs	(2,380,000)	(659,000)	(4,640,000)	0	(72,000)
Dividends paid on Series A Preferred stock	(4,129,000)	0	(38,000)	0	0
Payment on capital lease obligation	(13,000)	(15,000)	(33,000)	(29,000)	(28,000)
Net cash provided by (used in) financing activities	138,217,000	31,067,000	243,986,000	(8,597,000)	17,519,000
Restricted stock used for tax withholdings	(261,000)	0
Net increase (decrease) in cash and cash equivalents	(11,827,000)	2,624,000	16,248,000	(19,300,000)	18,770,000
Cash, cash equivalents, and restricted cash, beginning of period	24,682,000	8,434,000	8,434,000	27,734,000	8,964,000
Cash, cash equivalents, and restricted cash, end of period	12,855,000	11,058,000	24,682,000	8,434,000	27,734,000
Supplemental cash flow information:
Cash paid for interest	3,748,000	148,000	1,889,000	1,794,000	2,371,000
Supplemental noncash activity:
Asset retirement obligations incurred	2,793,000	312,000	5,766,000	1,641,000	515,000
Contribution from Parent in exchange for note payable			0	0	11,750,000
Changes in accrued capital expenditures	(16,971,000)	5,717,000	42,602,000	(1,434,000)	1,090,000
Changes in accounts payable for capital expenditures	3,161,000	0	25,541,000	0	0
Settlement due from Tema			2,381,000	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect [Abstract]
Total cash, cash equivalents and restricted cash	24,682,000	8,434,000	8,434,000	8,434,000	8,964,000
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series A Preferred Stock and Warrants, net			95,000,000	0	0
Series A Preferred Stock issuance costs			(4,220,000)	0	0
Supplemental noncash activity:
Preferred Stock dividends paid-in-kind	1,949,000	8,072,000	5,530,000	0	0
Series B Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series A Preferred Stock and Warrants, net			150,000,000	0	0
Series A Preferred Stock issuance costs			(10,017,000)	0	0
Supplemental noncash activity:
Preferred Stock dividends paid-in-kind	3,004,000	0	$ 626,000	$ 0	$ 0
Series B Preferred Stock deemed dividend	$ 631,000	$ 0